Financial Information as per operating segments (Details 8) - CLP ($) $ in Thousands		Dec. 31, 2019	Dec. 31, 2018
Statement [Line Items]
Assets		$ 2,353,690,714	$ 2,405,864,916
Chile Segment [Member]
Statement [Line Items]
Assets		1,255,267,920	1,183,145,732
International Business Segment [Member]
Statement [Line Items]
Assets		460,237,744	463,913,523
Wines Segment [Member]
Statement [Line Items]
Assets		380,892,311	341,959,321
Other Segments [Member]
Statement [Line Items]
Assets	[1]	$ 257,292,739	$ 416,846,340

[1]	Includes the assets corresponding to the Corporate Support Units and eliminations between geographic location and investments in associates and joint ventures. Additionally, includes part of Wines Operating segment and excludes its argentine subsidiary Finca La Celia S.A.